Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Domestic (UK)	$ (17,394,075)	$ (16,870,699)	$ (20,633,055)
Foreign	312,458	24,496	133,596
Net Loss Before Taxes	$ (17,081,617)	$ (16,846,203)	$ (20,499,459)